Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Summary of amortization periods of intangible assets
License, rights and patents:	Amortization period will be determined once these IP rights are available for use
Intellectual property:	10 years
Physician relationship:	8 years

Summary of intangible assets

	Licenses
	rights	Intellectual	Physician
DKK thousand	and patents	property	relationship
Cost at January 1, 2021	2,530	13,692	60,576
Additions	0	0	0
Currency translation	0	0	5,037
Cost at December 31, 2021	2,530	13,692	65,613

Amortization at January 1, 2021	0	13,692	5,621
Amortization for the year	0	0	7,859
Currency translation	0	0	873
Amortization at December 31, 2021	0	13,692	14,353
Carrying amount at December 31, 2021	2,530	0	51,260

Amortization and impairment for the financial year has been charged as:
Research and development expenses	0	0	0
Sale and marketing expenses	0	0	7,859
Administrative expenses	0	0	0
Total	0	0	7,859

Remaining amortization period	-	-	6.25 years

Cost at January 1, 2020	2,480	0	0
Additions due to business combinations, cf. note 31	0	13,692	68,459
Additions	0	0	0
Currency translations	50	0	-7,883
Cost at December 31, 2020	2,530	13,692	60,576

Amortization and impairment at January 1, 2020	0	0	0
Amortization for the year	0	957	5,901
Impairment, cf. note 17	0	12,735	0
Currency translation	0	0	-280
Amortization and impairment at December 31, 2020	0	13,692	5,621
Carrying amount at December 31, 2020	2,530	0	54,955

Amortization for the financial year has been charged as:
Sale and marketing expenses	0	13,692	5,901
Total	0	13,692	5,901

Remaining amortization period	-	-	7.25 years